Discontinued Operations	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
NOTE 15 – Discontinued Operations
On March 20, 2024, the Company entered into the Purchase Agreement to sell AxoBio and closed on such sale on March 26, 2024 as detailed in Note 1. The assets and liabilities of AxoBio are classified as available for sale in the accompanying consolidated balance sheets and consist of the following:

	December 31,
	2023	2022
Assets available for sale
Cash and cash equivalents	$804,277	$—
Accounts receivable, net	7,713,600	—
Prepaid expenses	251,086	—
Inventories	3,038,179	—
Property and equipment, net	63,384	—
Intangible assets, net	22,262,568	—
Goodwill	19,188,278	—

Total assets available for sale	$53,321,372	$—

Liabilities available for sale
Accounts payable	$8,520,243	$—
Accrued interest	134,961	—
Accrued interest, related party	98,982	—
Other accrued expenses	468,652	—
Loans payable, current	1,505,070	—
Related party loans, current	5,610,000	—
Earnout liability	8,000,000	—
Deferred income taxes	5,536,923	—

Total liabilities available for sale	$29,874,831	$—

The significant components of discontinued operations in the accompanying consolidated statements of income are as follows:

	Year Ended December 31,
	2023	2022
Revenue	$4,456,816	$—
Cost of sales	3,620,651	—

Gross profit	836,165	—

Operating expenses:
Selling and marketing	6,829,520	—
Research and development	403,616	—
General and administrative	2,525,715	—
Depreciation and amortization	1,015,894	—

Total operating expenses	10,774,745	—

Loss from operations	(9,938,580)	—

Other income (expense):
Other income	7	—
Amortization of debt discount	(7,070)
Interest expense, related party	(164,611)	—
Interest expense	(32,221)	—
Inventory write-down	(4,754,357)	—
Change in fair value of earnout liability	13,482,292	—

Total other (expense) income	8,524,040	—

Loss before income taxes	(1,414,540)	—
Income tax benefit, deferred	2,174,705	—

Discontinued operations, net	$760,165	$—